Commitments and Contingencies (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 CAD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 USD ($)	Jun. 30, 2021 TJ	Jul. 30, 2015 USD ($)
Disclosure of Commitments [Line Items]
Long-term firm natural gas delivery transportation, amount transferred per day | TJ				400
TransAlta Energy Transition Bill		$ 12			$ 55
Funded portion of energy bill commitment			$ 46
Increase (decrease) in loss contingency accrual, percentage	15.00%
Increase (decrease) in loss contingency accrual	$ 3
Keephills Unit 1
Disclosure of Commitments [Line Items]
Estimated financial effect of contingent liabilities	12
Tidewater
Disclosure of Commitments [Line Items]
Long-term firm natural gas delivery transportation, amount transferred per day | TJ				139
Increase (decrease) through modification of contractual cash flows, financial assets	$ (1,300)
Pioneer Pipeline
Disclosure of Commitments [Line Items]
Long-term firm natural gas delivery transportation, amount transferred per day | TJ				275